Acquisition of Jiantou Xinyuan	12 Months Ended
Dec. 31, 2012
Acquisition of Jiantou Xinyuan [Abstract]
Acquisition of Jiantou Xinyuan

7. Acquisition of Jiantou Xinyuan

On September 30, 2009, Xinyuan's wholly owned subsidiary, Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan"), signed an agreement to acquire the remaining 55% equity interest in Jiantou Xinyuan it did not own to expand its portfolio of real estate projects. As a result, Xinyuan became the sole shareholder of Jiantou Xinyuan. Jiantou Xinyuan was a joint venture among Zhengzhou General Construction Investment Company ("Jiantou Construction"), which held 50% of Jiantou Xinyuan's registered capital; Zhengzhou Jiantou Project Consulting Co., Ltd. ("Engineering Consulting Company"), which held 5% of Jiantou Xinyuan's registered capital; and Henan Xinyuan, which held 45% of Jiantou Xinyuan's registered capital. Jiantou Xinyuan owns a 52% equity interest in Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. and the remaining 48% equity interest belongs to one third-party. Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. was liquidated on April 6, 2012 (Note 22).

The acquisition was completed on November 1, 2010 and the purchase price was US$4.4 million (RMB29.2 million) in cash on the date of acquisition. As the Company formerly owned a 45% equity interest of Jiantou Xinyuan, Jiantou Xinyuan had been accounted for as an equity method until November 1, 2010, the date Jiantou Xinyuan became a wholly-owned subsidiary. The results of Jiantou Xinyuan have been included in the Company's consolidated financial statements since November 1, 2010. As part of the purchase of Jiantou Xinyuan, the Company recognized a gain on the remeasurement of its previously held 45% interest in Jiantou Xinyuan amounting to US$2.4 million, reported as "other income" in the consolidated statements of comprehensive income for the year ended December 31, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on November 1, 2010.

US$

Total purchase price	4,362,647
Fair value of 48% non-controlling interest of Jiantou Xinyuan United Real Estate Co., Ltd.	382,008
Fair value of 45% equity interests of Xinyuan Jiantou owned by the Company	3,569,438
Debt assumed	13,904,255
Total purchase consideration	22,218,348

Net identifiable assets acquired:
Cash and cash equivalents	13,744,581
Trade accounts receivables	1,634,674

Real estate property development completed	708,388
Real estate property under development	66,888,076
Other currents assets	11,239,770
Other assets	184,736
Current liabilities	(67,393,903)
Deferred tax liabilities	(4,787,974)
Net assets acquired	22,218,348

For the period from January 1, 2010 to November 1, 2010, the investee recognized losses of US$336,010. The Group's share of the income of the equity investee was US$226,579 in 2010.The amount of revenue and net loss of Jiantou Xinyuan included in the Company's consolidated statement of comprehensive income for the period from November 1, 2010, the acquisition date, to December 31, 2010 are as follows:

US$

Revenue	3,113,794
Cost of revenue	4,634,247
Gross loss	(1,520,453)
Net loss	(684,406)

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the year ended December 31, 2010 is presented as if the acquisition had occurred at the beginning of the period presented. These pro forma results are not indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

Year Ended December 31, 2010
US$ (unaudited)
Revenue	496,133,731
Cost of revenue	371,259,719
Gross profit	124,874,012
Operating expenses	35,006,046
Net income	47,057,512
Earnings per diluted shares	0.31

Jiantou Xinyuan developed one project which is excluded from the Group's interest. Losses from this project included in the amounts above were US$ nil in 2012 (2010 losses: US$651,594; 2011 losses: US$ nil).